Schedule of Earnings/(Loss) Per Share (Details) - $ / shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Earningsloss Per Share
Weighted average number of ordinary shares used in calculating basic earnings per share	211,477,929	198,977,884	176,847,043
Options over ordinary shares			12,150,000
Weighted average number of ordinary shares used in calculating diluted earnings per share	211,477,929	198,977,884	188,997,043
Basic earnings/(loss) per share	$ (0.08)	$ (0.06)	$ 0.20
Diluted earnings/(loss) per share	$ (0.08)	$ (0.06)	$ 0.18